SHARE-BASED COMPENSATION - Statements of operations and comprehensive loss (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 CAD ($)
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 116,943	$ 126,264	$ 240,277	$ 207,851	$ 515,629	$ 354,402
Unrecognized share-based compensation related to options outstanding					$ 572,959		$ 1,387,704
Unrecognized share-based compensation related to options outstanding expected to be recognized over weighted-average remaining service period			3 years 2 months 12 days		2 years 8 months 12 days
Research and development
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	38,473	73,865	$ 100,579	105,178	$ 144,905	267,525
General and administrative
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation	$ 78,470	$ 52,399	$ 139,698	$ 102,673	$ 370,724	$ 86,877